Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation
Schedule of maximum applicable income tax rates of other countries

	For the Year Ended December 31,
	2018	2019	2020
United States	29.84%	29.84%	29.84%
United Kingdom	19.00%	19.00%	19.00%
Germany	32.98%	32.98%	32.98%

Schedule of composition of income tax expense

	For the Year Ended December 31,
	2018	2019	2020
Current income tax expense	22,044	7,888	6,368

Schedule of reconciliation of the income tax expense

	For the
	Year Ended December 31,
	2018	2019	2020
Loss before income tax expense	(9,616,935)	(11,287,764)	(5,297,714)
Income tax expense computed at PRC statutory income tax rate of 25%	(2,404,234)	(2,821,941)	(1,324,429)
Non-deductible expenses	96,684	58,374	47,151
Foreign tax rates differential	167,180	107,617	(81,668)
Additional 75% tax deduction for qualified research and development expenses	(216,993)	(22,630)	(36,775)
Tax exempted interest income	(10,377)	(3,093)	—
Non-taxable offshore income	—	—	(523,276)
US tax credits	(42,781)	(72,448)	(21,633)
Prior year adjustments	(1,422)	(16,259)	(4,324)
Tax benefit contributed by Non-controlling interest	—	2,285	1,241
Tax benefit not utilized	2,433,987	2,775,983	1,950,081
Income tax expense	22,044	7,888	6,368

Schedule of deferred tax assets

	As of December 31,
	2018	2019	2020
Deferred tax assets
Net operating loss carry-forwards	3,777,696	6,005,461	6,831,387
Accrued and prepaid expenses	255,240	420,714	534,693
Deferred Revenue	83,877	105,840	251,778
Tax credit carry-forwards	117,801	213,773	233,326
Property, plant and equipment, net	17,467	10,584	64,191
Unrealized financing cost	41,939	29,200	40,800
Intangible assets	15,687	36,362	36,702
Allowance against receivables	—	27,196	9,027
Deferred rent	36,729	19,035	9,791
Share-based compensation	8,962	7,688	6,857
Write-downs of inventory	—	2,607	1,162
Advertising expenses in excess of deduction limit	14,234	353	507
Unrealized foreign exchange loss	55	55	(971)
Others	—	162	269
Total deferred tax assets	4,369,687	6,879,030	8,019,519
Less: Valuation allowance	(4,369,687)	(6,879,030)	(8,019,519)
Total deferred tax assets, net	—	—	—

Summary of valuation allowance

	As of December 31,
	2018	2019	2020
Valuation allowance
Balance at beginning of the year	1,878,643	4,369,687	6,879,030
Additions	2,491,044	2,509,343	1,140,489
Balance at end of the year	4,369,687	6,879,030	8,019,519

Schedule of tax losses expiration dates

Loss expiring in 2021	38,471
Loss expiring in 2022	57,986
Loss expiring in 2023	2,361,845
Loss expiring in 2024	3,439,013
Loss expiring in 2025	3,529,613
Loss expiring in 2026	547,984
Loss expiring in 2027	2,799,057
Loss expiring in 2028	3,386,670
Loss expiring in 2029	5,333,738
Total	21,494,377